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                            SULLIVAN & WORCESTER LLP
                               1666 K STREET, N.W.
                             WASHINGTON, D.C. 20006
                             TELEPHONE: 202-775-1200
                             FACSIMILE: 202-293-2275

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NEW YORK, NEW YORK 10104                     TELEPHONE: 617-338-2800
TELEPHONE: 212-660-3000                      FACSIMILE: 617-338-2880
FACSIMILE: 212-660-3001

                                             February 6, 2006

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

                         Metropolitan Series Fund, Inc.
                          (MFS Total Return Portfolio)
                      -Registration Statement on Form N-14
                               File No. 333-130541

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned certifies that (i) the form of prospectus/proxy statement and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(b) under the 1933 Act would not have differed from the prospectus/proxy statement and Statement of Additional Information contained in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (the "Pre-Effective Amendment No. 2") and (ii) the text of Pre-Effective Amendment No. 2 was filed electronically on January 27, 2006.

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     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                                  Very truly yours,


                                                  /s/Robert N. Hickey
                                                  ------------------------------
                                                  Robert N. Hickey

Enclosures
cc: Elizabeth M. Forget
    John Loder, Esq.
    Richard Pearson, Esq.
    Thomas Lenz, Esq.